Note 12 - Debt (Details) In Millions, unless otherwise specified	0 Months Ended						0 Months Ended				0 Months Ended
	Mar. 07, 2013 USD ($)	Jan. 31, 2014 USD ($)	Jan. 31, 2014 CAD	Jan. 31, 2014 EUR (€)	Jan. 31, 2014 NOK	Jan. 31, 2013 USD ($)	Mar. 07, 2013 Equal Quarterly Installments [Member] Revolving Credit Facility [Member]	Mar. 07, 2013 No Fixed Repayment Date [Member] USD ($)	Mar. 07, 2013 Equal Quarterly Installments [Member] Revolving Credit Facility [Member] USD ($)	Jan. 31, 2014 Revolving Credit Facility [Member] USD ($)	Mar. 07, 2013 Minimum [Member] Prime Rate [Member]	Mar. 07, 2013 Minimum [Member] London Interbank Offered Rate (LIBOR) [Member]	Mar. 07, 2013 Minimum [Member]	Mar. 07, 2013 Maximum [Member] Prime Rate [Member]	Mar. 07, 2013 Maximum [Member] London Interbank Offered Rate (LIBOR) [Member]	Mar. 07, 2013 Maximum [Member]
Note 12 - Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)	$ 50.0							$ 2.0	$ 48.0
Debt Instrument, Term	5 years						5 years
Debt Instrument, Basis Spread on Variable Rate											0.00%	1.50%		1.50%	3.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage													0.30%			0.50%
Line of Credit Facility, Amount Outstanding		40.4	45.1							40.4
Line of Credit Facility, Interest Rate at Period End		3.00%	3.00%	3.00%	3.00%
Letters of Credit Outstanding, Amount		$ 0.5		€ 0.2	2.0	$ 0.2